Accounting principles and other information - Capitalized contract costs (Details)	12 Months Ended
Dec. 31, 2018
Consumer contracts | Minimum
Capitalized contract costs
Amortization period	3 months
Consumer contracts | Maximum
Capitalized contract costs
Amortization period	24 months
Business contracts | Minimum
Capitalized contract costs
Amortization period	3 months
Business contracts | Maximum
Capitalized contract costs
Amortization period	36 months